Share-based compensation - Schedule of exercise price and weighted average contractual term of share options outstanding and exercisable (Details) - Stock options	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares	Dec. 31, 2019 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 3.71	$ 2.75	$ 6.11	$ 21.96
Number of share options outstanding in share-based payment arrangement | Share	418,529	3,224,859	1,693,063	1,454,943
Weighted average remaining contractual life of outstanding share options	1 year 6 months 7 days	2 years 6 months	3 years 10 months 17 days
Exercise price of exercisable Share options | $ / shares	$ 3.71	$ 2.72	$ 6.13
Number of share options exercisable in share-based payment arrangement | Share	416,271	3,197,601	1,528,186
1.30
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 1.3
Number of share options outstanding in share-based payment arrangement | Share	60,000
Weighted average remaining contractual life of outstanding share options	2 years 6 months 29 days
Exercise price of exercisable Share options | $ / shares	$ 1.3
Number of share options exercisable in share-based payment arrangement | Share	60,000
1.70
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 1.7	$ 1.7
Number of share options outstanding in share-based payment arrangement | Share	103,453	154,953
Weighted average remaining contractual life of outstanding share options	2 years 2 months 15 days	3 years 5 months 15 days
Exercise price of exercisable Share options | $ / shares	$ 1.7	$ 1.7
Number of share options exercisable in share-based payment arrangement | Share	103,453	154,953
2.25
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 2.25	$ 2.25
Number of share options outstanding in share-based payment arrangement | Share	168,898	2,559,995
Weighted average remaining contractual life of outstanding share options	1 year 14 days	2 years 5 months 1 day
Exercise price of exercisable Share options | $ / shares	$ 2.25	$ 2.25
Number of share options exercisable in share-based payment arrangement | Share	168,898	2,559,995
2.61
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 2.61	$ 2.61	$ 2.61
Number of share options outstanding in share-based payment arrangement | Share	12,687	12,684	12,683
Weighted average remaining contractual life of outstanding share options	5 months 26 days	1 year 5 months 26 days	2 years 5 months 26 days
Exercise price of exercisable Share options | $ / shares	$ 2.61	$ 2.61	$ 2.61
Number of share options exercisable in share-based payment arrangement | Share	12,683	12,683	12,683
2.91
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 2.91	$ 2.91
Number of share options outstanding in share-based payment arrangement | Share	5,150	5,150
Weighted average remaining contractual life of outstanding share options	3 years	4 years
Exercise price of exercisable Share options | $ / shares	$ 2.91	$ 2.91
Number of share options exercisable in share-based payment arrangement | Share	5,150	5,150
3.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 3.75	$ 3.75	$ 3.75
Number of share options outstanding in share-based payment arrangement | Share	5,000	10,500	5,500
Weighted average remaining contractual life of outstanding share options	1 year 2 months 15 days	3 years 11 months 1 day	6 years 5 months 19 days
Exercise price of exercisable Share options | $ / shares	$ 3.75	$ 3.75	$ 3.75
Number of share options exercisable in share-based payment arrangement | Share	5,000	6,500	500
3.86
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 3.86	$ 3.86	$ 3.86
Number of share options outstanding in share-based payment arrangement | Share	5,000	256,245	872,139
Weighted average remaining contractual life of outstanding share options	3 years 10 months 9 days	3 years 2 months 15 days	4 years 29 days
Exercise price of exercisable Share options | $ / shares	$ 3.86	$ 3.86	$ 3.86
Number of share options exercisable in share-based payment arrangement | Share	2,750	252,993	864,139
4.42
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares		$ 4.42	$ 4.42
Number of share options outstanding in share-based payment arrangement | Share		99,503	99,502
Weighted average remaining contractual life of outstanding share options		8 months 15 days	1 year 8 months 15 days
Exercise price of exercisable Share options | $ / shares		$ 4.42	$ 4.42
Number of share options exercisable in share-based payment arrangement | Share		99,502	99,502
4.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares		$ 4.75	$ 4.75
Number of share options outstanding in share-based payment arrangement | Share		15,000	110,000
Weighted average remaining contractual life of outstanding share options		3 years 3 months 14 days	4 years 3 months 14 days
Exercise price of exercisable Share options | $ / shares		$ 4.75	$ 4.75
Number of share options exercisable in share-based payment arrangement | Share		15,000	77,500
5.03
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 5.43		$ 5.03
Number of share options outstanding in share-based payment arrangement | Share	16,265		60,000
Weighted average remaining contractual life of outstanding share options	5 months 26 days		4 years 8 months 12 days
Exercise price of exercisable Share options | $ / shares	$ 5.43		$ 5.03
Number of share options exercisable in share-based payment arrangement | Share	16,264		7,498
5.43
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares		$ 5.43	$ 5.43
Number of share options outstanding in share-based payment arrangement | Share		16,265	16,264
Weighted average remaining contractual life of outstanding share options		1 year 5 months 26 days	2 years 5 months 26 days
Exercise price of exercisable Share options | $ / shares		$ 5.43	$ 5.43
Number of share options exercisable in share-based payment arrangement | Share		16,264	16,264
6.16
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares			$ 6.16
Number of share options outstanding in share-based payment arrangement | Share			20,000
Weighted average remaining contractual life of outstanding share options			3 years 2 months 4 days
Exercise price of exercisable Share options | $ / shares			$ 6.16
Number of share options exercisable in share-based payment arrangement | Share			20,000
7.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares			$ 7.17
Number of share options outstanding in share-based payment arrangement | Share			199,005
Weighted average remaining contractual life of outstanding share options			3 years 9 months 29 days
Exercise price of exercisable Share options | $ / shares			$ 7.17
Number of share options exercisable in share-based payment arrangement | Share			199,005
7.63
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares		$ 7.63	$ 7.63
Number of share options outstanding in share-based payment arrangement | Share		50,000	203,750
Weighted average remaining contractual life of outstanding share options		4 years	4 years 4 months 2 days
Exercise price of exercisable Share options | $ / shares		$ 7.63	$ 7.63
Number of share options exercisable in share-based payment arrangement | Share		30,000	138,750
9.54
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares			$ 9.54
Number of share options outstanding in share-based payment arrangement | Share			15,000
Weighted average remaining contractual life of outstanding share options			4 years 21 days
Exercise price of exercisable Share options | $ / shares			$ 9.54
Number of share options exercisable in share-based payment arrangement | Share			13,125
10.65
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 10.65	$ 10.65	$ 10.65
Number of share options outstanding in share-based payment arrangement | Share	3,731	3,731	3,730
Weighted average remaining contractual life of outstanding share options	5 months 26 days	1 year 5 months 26 days	2 years 5 months 26 days
Exercise price of exercisable Share options | $ / shares	$ 10.65	$ 10.65	$ 10.65
Number of share options exercisable in share-based payment arrangement | Share	3,730	3,730	3,730
13.07
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 13.07	$ 13.07	$ 13.07
Number of share options outstanding in share-based payment arrangement | Share	10,856	10,856	10,855
Weighted average remaining contractual life of outstanding share options	5 months 26 days	1 year 5 months 26 days	2 years 5 months 26 days
Exercise price of exercisable Share options | $ / shares	$ 13.07	$ 13.07	$ 13.07
Number of share options exercisable in share-based payment arrangement | Share	10,855	10,855	10,855
13.47
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 13.47	$ 13.47	$ 13.47
Number of share options outstanding in share-based payment arrangement | Share	1,418	1,418	1,418
Weighted average remaining contractual life of outstanding share options	5 months 26 days	1 year 5 months 26 days	2 years 5 months 26 days
Exercise price of exercisable Share options | $ / shares	$ 13.47	$ 13.47	$ 13.47
Number of share options exercisable in share-based payment arrangement | Share	1,418	1,418	1,418
16.08
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 16.08	$ 16.08	$ 16.08
Number of share options outstanding in share-based payment arrangement | Share	18,410	18,410	18,409
Weighted average remaining contractual life of outstanding share options	5 months 26 days	1 year 5 months 26 days	2 years 5 months 26 days
Exercise price of exercisable Share options | $ / shares	$ 16.08	$ 16.08	$ 16.08
Number of share options exercisable in share-based payment arrangement | Share	18,409	18,409	18,409
17.89
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 17.89	$ 17.89	$ 17.89
Number of share options outstanding in share-based payment arrangement | Share	4,178	4,178	4,178
Weighted average remaining contractual life of outstanding share options	5 months 26 days	1 year 5 months 26 days	2 years 5 months 26 days
Exercise price of exercisable Share options | $ / shares	$ 17.89	$ 17.89	$ 17.89
Number of share options exercisable in share-based payment arrangement | Share	4,178	4,178	4,178
18.09
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares		$ 18.09	$ 18.09
Number of share options outstanding in share-based payment arrangement | Share		2,488	17,413
Weighted average remaining contractual life of outstanding share options		1 year 2 months 26 days	2 years 2 months 15 days
Exercise price of exercisable Share options | $ / shares		$ 18.09	$ 18.09
Number of share options exercisable in share-based payment arrangement | Share		2,488	17,413
20.10
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares			$ 20.1
Number of share options outstanding in share-based payment arrangement | Share			8,289
Weighted average remaining contractual life of outstanding share options			2 years 3 months 7 days
Exercise price of exercisable Share options | $ / shares			$ 20.1
Number of share options exercisable in share-based payment arrangement | Share			8,289
47.24
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares			$ 47.24
Number of share options outstanding in share-based payment arrangement | Share			1,493
Weighted average remaining contractual life of outstanding share options			3 years 4 months 13 days
Exercise price of exercisable Share options | $ / shares			$ 47.24
Number of share options exercisable in share-based payment arrangement | Share			1,493
50.25
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares	$ 50.25	$ 50.25	$ 50.25
Number of share options outstanding in share-based payment arrangement | Share	3,483	3,483	5,224
Weighted average remaining contractual life of outstanding share options	1 year 3 months 10 days	2 years 3 months 10 days	3 years 3 months 21 days
Exercise price of exercisable Share options | $ / shares	$ 50.25	$ 50.25	$ 50.25
Number of share options exercisable in share-based payment arrangement | Share	3,483	3,483	5,224
52.26
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares			$ 52.26
Number of share options outstanding in share-based payment arrangement | Share			498
Weighted average remaining contractual life of outstanding share options			3 years 2 months 15 days
Exercise price of exercisable Share options | $ / shares			$ 52.26
Number of share options exercisable in share-based payment arrangement | Share			498
55.28
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares			$ 55.28
Number of share options outstanding in share-based payment arrangement | Share			498
Weighted average remaining contractual life of outstanding share options			3 years 1 month 13 days
Exercise price of exercisable Share options | $ / shares			$ 55.28
Number of share options exercisable in share-based payment arrangement | Share			498
59.30
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares			$ 59.3
Number of share options outstanding in share-based payment arrangement | Share			498
Weighted average remaining contractual life of outstanding share options			2 years 11 months 15 days
Exercise price of exercisable Share options | $ / shares			$ 59.3
Number of share options exercisable in share-based payment arrangement | Share			498
75.38
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares			$ 75.38
Number of share options outstanding in share-based payment arrangement | Share			498
Weighted average remaining contractual life of outstanding share options			3 years 14 days
Exercise price of exercisable Share options | $ / shares			$ 75.38
Number of share options exercisable in share-based payment arrangement | Share			498
86.43
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares			$ 86.43
Number of share options outstanding in share-based payment arrangement | Share			1,244
Weighted average remaining contractual life of outstanding share options			2 years 10 months 13 days
Exercise price of exercisable Share options | $ / shares			$ 86.43
Number of share options exercisable in share-based payment arrangement | Share			1,244
142.71
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of options outstanding | $ / shares			$ 142.71
Number of share options outstanding in share-based payment arrangement | Share			4,975
Weighted average remaining contractual life of outstanding share options			2 years 8 months 26 days
Exercise price of exercisable Share options | $ / shares			$ 142.71
Number of share options exercisable in share-based payment arrangement | Share			4,975